Fees Summary	Jul. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,539,000.00
Previously Paid Amount	0.00
Total Fee Amount	764.94
Total Offset Amount	0.00
Net Fee	764.94
Narrative - Max Aggregate Offering Price	$ 5,539,000.00
Final Prospectus	true